Property, plant and equipment - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized	$ 0
Right of use assets	688,708	$ 520,651
IHS Brasil Cesso de Infraestruturas S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Indirect taxes benefit	$ 800